Income Taxes - (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 37.4	$ 49.2	$ 40.6
Additions based on tax positions related to the current year	0.7	0.6	1.5
Additions for tax positions of prior years	1.7	4.3	15.8
Lapse of statute of limitations	(5.6)	(9.0)	(4.7)
Settlements	(5.9)	(11.5)	(2.0)
Effect of foreign currency translation	(1.1)	3.8	(2.0)
Unrecognized tax benefits, end of year	$ 27.2	$ 37.4	$ 49.2